Stock Options and Warrants - 2013 S-1 July Registered Offering - Additional Information (Detail) - $ / shares			12 Months Ended
	Jul. 24, 2013	May. 12, 2008	Dec. 31, 2014	Mar. 12, 2013	Jan. 22, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercisable price				$ 30.00	$ 30.00
Number of warrants issued			837,602
Series A Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date of warrants	Jul. 24, 2018
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares/warrants included in units	133,334
Series B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units issued	133,334
Series A Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares/warrants included in units	20,000,000
Warrants exercisable price	$ 22.50
Series B Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercisable price	$ 22.50	$ 75
Number of units issued		400,000
Number of warrants issued	133,334